Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	MEDALLION FINANCIAL CORP.
Entity Central Index Key	0001000209